Non-controlling Interests - Summary of Net Income Attributable to Non-Controlling Interests After the IPO (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended																	9 Months Ended		12 Months Ended
	Dec. 30, 2014	Sep. 29, 2015	Dec. 30, 2014		Sep. 30, 2014	[1]	Jul. 01, 2014	[1]	Apr. 01, 2014	[1]	Dec. 31, 2013	[2]	Sep. 24, 2013	[2]	Jun. 25, 2013	[2]	Mar. 26, 2013	[2]	Sep. 29, 2015	Sep. 30, 2014	Dec. 30, 2014		Dec. 31, 2013	[2]	Dec. 25, 2012
Noncontrolling Interest [Line Items]
Balance held by the non-controlling LLC unit holders immediately after the IPO	$ 74,905																		$ 75,412
Allocation of income to the non-controlling LLC unit holders subsequent to the IPO	507	$ (1,281)	$ (676)	[1]	$ (2,111)		$ (2,303)		$ (2,494)		$ (1,420)		$ (1,188)		$ (1,901)		$ (1,240)		(5,304)	$ (6,908)	$ (7,584)	[1]	$ (5,750)		$ (3,058)
Balance of non-controlling interest as of December 30, 2014	$ 75,412	$ 56,346	$ 75,412																$ 56,346		$ 75,412

[1]	The quarterly information presented for the quarters ended April 1, 2014, July 1, 2014 and September 30, 2014 reflect the consolidated financial statement results attributable to the LLC. The quarterly information presented for the quarter ended December 30, 2014 reflects the consolidated financial statement results of the Company. Certain totals will not sum exactly due to rounding.
[2]	The quarterly information presented for the fiscal year ended December 31, 2013 reflects the consolidated financial statement results entirely attributable to the LLC. Certain totals will not sum exactly due to rounding.